Schedule of Investments (unaudited)	iShares® U.S. Treasury Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 99.1%
U.S. Treasury Note/Bond
0.25%, 05/15/24	$1,481,672	$1,401,279,722
0.25%, 05/31/25	98,410	90,175,850
0.25%, 07/31/25	14,596	13,314,471
0.25%, 08/31/25	311,112	282,990,393
0.25%, 10/31/25	303,117	274,391,930
0.38%, 04/15/24	444,075	422,062,065
0.38%, 07/15/24	5	4,712
0.38%, 08/15/24	430,483	404,485,865
0.38%, 11/30/25	505,120	457,764,819
0.50%, 03/31/25	585	542,039
0.50%, 02/28/26	355,251	320,988,707
0.50%, 05/31/27	114,139	99,742,327
0.63%, 07/31/26	209,026	187,609,000
0.63%, 12/31/27	218,254	189,113,335
0.63%, 08/15/30	3,506	2,854,514
0.75%, 03/31/26	126,346	114,940,312
0.75%, 04/30/26	66,643	60,444,681
0.75%, 05/31/26	66,789	60,449,263
0.75%, 08/31/26	420,971	378,742,347
0.75%, 01/31/28	10,764	9,365,941
0.88%, 06/30/26	124,719	113,182,492
1.00%, 12/15/24	37,424	35,247,268
1.00%, 07/31/28	140,250	122,132,548
1.13%, 01/15/25	5,000	4,711,719
1.13%, 02/28/25	62,718	58,974,519
1.13%, 10/31/26	77,681	70,619,918
1.13%, 08/31/28	14,267	12,486,969
1.25%, 03/31/28	197,318	175,489,696
1.25%, 06/30/28	75,302	66,636,387
1.25%, 09/30/28	214,724	188,957,120
1.25%, 08/15/31	1,986	1,666,624
1.38%, 10/31/28	142,857	126,417,285
1.38%, 11/15/31	1,289,513	1,087,170,027
1.38%, 11/15/40	29,834	20,644,895
1.38%, 08/15/50	55,168	33,447,755
1.50%, 02/15/25	386,428	366,246,195
1.50%, 11/30/28	382,441	340,417,308
1.50%, 02/15/30	25	21,506
1.63%, 02/15/26	170,148	159,281,125
1.63%, 05/15/26	560,320	522,673,500
1.63%, 11/15/50	73,242	47,372,697
1.88%, 02/15/32	196,452	172,378,957
1.88%, 02/15/41	61,592	46,297,455
1.88%, 02/15/51	1,259,790	867,926,412
1.88%, 11/15/51	93,168	63,951,098
2.00%, 04/30/24	4,000	3,872,188
2.00%, 05/31/24	4,746	4,586,749
2.00%, 02/15/25	497,573	476,484,458
2.00%, 08/15/25	247,781	235,914,519
2.00%, 11/15/26	4,117	3,863,708
2.00%, 02/15/50	3,471	2,478,632
2.00%, 08/15/51	116,625	82,689,859
2.13%, 07/31/24	21,604	20,865,582
2.13%, 05/15/25	303,355	290,510,195
2.25%, 11/15/25	23,663	22,636,158
2.25%, 02/15/27	503,300	476,346,019
2.25%, 08/15/27	97,950	92,275,504
2.25%, 11/15/27	292,998	275,315,302
Security	Par (000)	Value

U.S. Government Obligations (continued)
2.25%, 05/15/41	$68,972	$55,015,947
2.25%, 08/15/49	1,715	1,299,608
2.25%, 02/15/52	88,070	66,169,468
2.38%, 02/29/24	439,328	428,499,250
2.38%, 08/15/24	785,072	760,722,699
2.38%, 04/30/26	13,530	12,946,182
2.38%, 05/15/27	70,557	66,924,227
2.38%, 03/31/29	24,189	22,562,857
2.38%, 05/15/29	237,918	221,747,477
2.50%, 04/30/24	5,000	4,870,508
2.50%, 02/28/26	21,712	20,859,634
2.50%, 02/15/46	4,999	4,016,901
2.50%, 05/15/46	486,283	390,565,029
2.63%, 02/15/29	952,615	902,119,154
2.63%, 07/31/29	194,205	183,516,139
2.75%, 02/15/24	103,980	101,871,968
2.75%, 05/15/25	338,199	328,488,989
2.75%, 06/30/25	151,430	147,029,066
2.75%, 08/31/25	21,712	21,053,007
2.75%, 04/30/27	16,340	15,740,208
2.75%, 07/31/27	2,133	2,053,262
2.75%, 02/15/28	563,455	540,850,769
2.75%, 08/15/32	114,753	107,975,401
2.75%, 11/15/42	551,383	471,325,116
2.75%, 08/15/47	13,807	11,597,880
2.75%, 11/15/47	47,402	39,823,235
2.88%, 04/30/25	2,896	2,819,606
2.88%, 07/31/25	21,712	21,140,364
2.88%, 11/30/25	37,313	36,281,062
2.88%, 05/15/28	346,270	333,812,204
2.88%, 08/15/28	6,062	5,834,194
2.88%, 05/15/32	119,870	114,157,445
2.88%, 05/15/43	42,319	36,850,679
2.88%, 08/15/45	97,991	84,368,126
2.88%, 11/15/46	265,984	228,985,211
2.88%, 05/15/49	12,092	10,437,852
2.88%, 05/15/52	6,078	5,237,527
3.00%, 07/31/24	16,138	15,791,285
3.00%, 07/15/25	19,749	19,283,047
3.00%, 10/31/25	31,925	31,143,087
3.00%, 11/15/44	10,194	8,988,639
3.00%, 02/15/47	3,063	2,694,961
3.00%, 02/15/48	140,321	123,581,142
3.00%, 08/15/48	37,967	33,471,766
3.00%, 08/15/52	112,476	99,523,686
3.13%, 08/15/25	82,024	80,322,643
3.13%, 11/15/28	1,167,678	1,137,847,470
3.13%, 08/31/29	152,088	148,030,339
3.13%, 02/15/43	96,876	87,884,424
3.25%, 08/31/24	24,152	23,717,075
3.25%, 06/30/29	2,640	2,588,438
3.38%, 05/15/44	59,575	55,912,537
3.50%, 01/31/30	120,000	119,568,750
3.63%, 08/15/43	35	34,249
3.75%, 11/15/43	745,860	742,450,790
3.88%, 09/30/29	51,850	52,737,121
3.88%, 11/30/29	69,658	70,909,667
4.00%, 11/15/52	153,827	164,498,748
4.13%, 11/15/32	138,516	145,723,161
4.25%, 12/31/24	83,959	83,959,000

Schedule of Investments (unaudited) (continued)	iShares® U.S. Treasury Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations (continued)
4.25%, 05/15/39	$11,407	$12,353,425
4.38%, 02/15/38	44,812	49,156,663
4.38%, 11/15/39	181,231	198,929,340
4.50%, 11/15/25	137,918	139,975,996
4.50%, 05/15/38	3,048	3,388,043
5.00%, 05/15/37	36,687	42,764,717
5.50%, 08/15/28	2,500	2,731,348
6.13%, 11/15/27	282,695	313,117,842
U.S. Treasury Notes, 3.88%, 01/15/26	150,000	149,988,282
U.S. Treasury STRIPS
0.00%, 02/15/29(a)	38,781	31,169,541
0.00%, 08/15/35(a)	14,909	9,320,178
0.00%, 08/15/36(a)	59,290	35,610,178
0.00%, 05/15/43(a)	28,049	12,743,722
		21,524,932,192

Total Long-Term Investments — 99.1%
(Cost: $23,432,704,200)		21,524,932,192
Security	Shares (000)	Value

Short-Term Securities

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.18%(b)(c)(d)	23,065	$23,065,000

Total Short-Term Securities — 0.1%
(Cost: $23,065,000)		23,065,000

Total Investments — 99.2%
(Cost: $23,455,769,200)		21,547,997,192

Other Assets Less Liabilities — 0.8%		170,112,976

Net Assets — 100.0%		$21,718,110,168

(a)	Zero-coupon bond.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/22	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/23	Shares Held at 01/31/23 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$39,685,406	$—	$(16,620,406	)(a)	$—	$—	$23,065,000	23,065	$370,290	(b)	$47

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® U.S. Treasury Bond ETF
January 31, 2023

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
U.S. Government & Agency Obligations	$—	$21,524,932,192	$—	$21,524,932,192
Short-Term Securities
Money Market Funds	23,065,000	—	—	23,065,000
	$23,065,000	$21,524,932,192	$—	$21,547,997,192

Portfolio Abbreviation

STRIPS	Separate Trading of Registered Interest & Principal of Securities

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